Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 10,076	$ 10,938	$ 14,192	$ 11,556	$ 3,460
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 1,000	$ 300	$ 100